25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Capital Management And Financial Risk Details 1
Cash and cash equivalents	$ 2,898	$ 11,838	[1]	$ 5,367
Trade and other receivables	3,819	2,403	[1]
Investments in debt instruments (note 9)	30,136	0
Restricted cash and investments	9,712	2,314
Maximum exposure to credit risk	$ 46,565	$ 16,555

[1]	Category D=Loans and receivables